Segment Reporting (Summary Of Revenue By Category) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 28, 2012	Dec. 29, 2011	Sep. 29, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 30, 2010	Sep. 30, 2010	Jul. 01, 2010	Apr. 01, 2010	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenue	$ 110.1	$ 114.6	$ 136.0	$ 114.0	$ 70.8	$ 118.1	$ 125.7	$ 99.1	$ 84.6	$ 189.2	$ 184.8	$ 435.4	$ 427.5	$ 380.7
National Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	71.9			67.7						117.5	106.0	267.5	271.9	236.8
Founding Member Advertising Revenue from Beverage Concessionaire Agreements [Member]
Segment Reporting Information [Line Items]
Revenue	10.1			10.7						19.9	18.9	38.0	37.2	36.3
Local Advertising Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	19.3			20.2						30.2	32.8	80.6	70.3	62.0
Fathom Consumer Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	8.5			12.1						18.1	20.0	35.0	31.5	28.6
Fathom Business Revenue [Member]
Segment Reporting Information [Line Items]
Revenue	0.3			3.3						3.5	7.1	14.2	16.5	16.9
Other Revenue [Member]
Segment Reporting Information [Line Items]
Revenue												$ 0.1	$ 0.1	$ 0.1